Financial Instruments at Fair Value Through Profit or Loss - Summary of Outstanding Contracts Not Accounted for Hedge Accounting (Detail)
€ in Thousands, ₩ in Thousands, ¥ in Thousands, ¥ in Thousands, RM in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 JPY (¥)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 MYR (RM)	Dec. 31, 2020 SGD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 HKD ($)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 MYR (RM)	Dec. 31, 2019 SGD ($)
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2020-01
Sell NT$/buy US$ [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2020-01
Sell NT$/buy US$ [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2021-12	2020-12
Sell US$/Buy RMB [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2020-02
Sell US$/Buy RMB [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2021-01
Sell US$/Buy RMB [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2021-02
Sell US$/buy JPY [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2020-02
Sell US$/buy JPY [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2020-03
Sell US$/buy NT$ [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2020-01
Sell US$/buy NT$ [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2021-01
Sell US$/Buy KRW [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2021-01	2020-01
Sell US$/Buy MYR [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2021-01	2020-01
Sell US/Buy HKD$ [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2021-02
Swap contracts [member] | Sell NT$/buy US$ [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount	$ 51,140,082	$ 50,241,799	$ 1,755,000								$ 1,660,000
Swap contracts [member] | Sell NT$/buy US$ [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2021-01
Swap contracts [member] | Sell US$/Buy RMB [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount			59,793	¥ 395,742							49,666	¥ 349,800
Swap contracts [member] | Sell US$/buy JPY [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount			41,630			¥ 4,300,000					45,878			¥ 5,000,000
Swap contracts [member] | Sell US$/buy NT$ [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount	$ 19,073,846	$ 5,719,478	675,240								189,960
Swap contracts [member] | Sell US$/buy NT$ [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2021-02
Swap contracts [member] | Sell US$/Buy KRW [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount			30,000					₩ 33,066,000			28,000				₩ 32,454,800
Swap contracts [member] | Sell US$/Buy MYR [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount											11,000					RM 45,507
Swap contracts [member] | Sell US/Buy HKD$ [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount			13,804		$ 107,000
Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2020-01
Forward exchange contracts [member] | Sell RMB/Buy US$ [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2021-01
Notional Amount			116,093	756,946							316,896	2,224,491
Forward exchange contracts [member] | Sell RMB/Buy US$ [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2020-02
Forward exchange contracts [member] | Sell NT$/buy US$ [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2020-01
Notional Amount	$ 2,667,230	$ 2,275,860	95,000								75,000
Forward exchange contracts [member] | Sell NT$/buy US$ [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2021-01
Forward exchange contracts [member] | Sell NT$/buy US$ [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2021-02
Forward exchange contracts [member] | Sell US$/Buy RMB [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount			363,000	¥ 2,385,500							109,000	¥ 767,277
Forward exchange contracts [member] | Sell US$/Buy RMB [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2021-01	2020-01
Forward exchange contracts [member] | Sell US$/Buy RMB [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2021-04	2020-03
Forward exchange contracts [member] | Sell US$/buy JPY [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount			100,076			¥ 10,405,845					87,398			¥ 9,509,491
Forward exchange contracts [member] | Sell US$/buy NT$ [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount	$ 776,867	$ 5,142,441	27,470								170,000
Forward exchange contracts [member] | Sell US$/buy NT$ [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2021-01	2020-01
Forward exchange contracts [member] | Sell US$/buy NT$ [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2021-02	2020-02
Forward exchange contracts [member] | Sell HKD/Buy US$ [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2021-01	2020-01
Notional Amount			529		$ 4,100						218,297		$ 1,705,281
Forward exchange contracts [member] | Sell US$/Buy EUR [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2021-01
Notional Amount			1,607				€ 1,320
Forward exchange contracts [member] | Sell US$/Buy KRW [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount			16,000					₩ 17,575,300
Forward exchange contracts [member] | Sell US$/Buy MYR [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount			24,000						RM 98,737		26,000					RM 108,330
Forward exchange contracts [member] | Sell US$/Buy MYR [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2021-01	2020-01
Forward exchange contracts [member] | Sell US$/Buy MYR [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2021-04	2020-05
Forward exchange contracts [member] | Sell US$/Buy SGD [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount			18,500							$ 24,868	$ 8,600						$ 11,691
Forward exchange contracts [member] | Sell US$/Buy SGD [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2021-01
Forward exchange contracts [member] | Sell US$/Buy SGD [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2020-02
Target redemption forward contracts [member] | Sell EUR/Buy US$ [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount			$ 27,475				€ 23,279
Target redemption forward contracts [member] | Sell EUR/Buy US$ [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2022-04
Target redemption forward contracts [member] | Sell EUR/Buy US$ [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2022-06